17. Intangible assets (Tables)	12 Months Ended
Dec. 31, 2019
Intangible assets [absract]
Schedule of breakdown of and changes in intangible assets

The breakdown of and changes in intangible assets are as follows:

	Weighted Average Rate (p.a.)	2018	Additions	Write-offs	2019
Cost
Goodwill	-	542,302	-	-	542,302
Slots	-	1,038,900	-	-	1,038,900
Software	-	528,426	75,845	(24,901)	579,370
Other	-	10,000	-	-	10,000
Total Cost		2,119,628	75,845	(24,901)	2,170,572

Amortization
Software	23.93%	(339,995)	(74,053)	24,318	(389,730)
Other	20.00%	(2,167)	(2,000)	-	(4,167)
Total Amortization		(342,162)	(76,053)	24,318	(393,897)

Net Intangible Assets		1,777,466	(208)	(583)	1,776,675

	Weighted Average Rate (p.a.)	2017	Additions	Write-offs	2018
Cost
Goodwill	-	542,302	-	-	542,302
Slots	-	1,038,900	-	-	1,038,900
Software	-	456,282	82,079	(9,935)	528,426
Other	-	10,000	-	-	10,000
Total Cost		2,047,484	82,079	(9,935)	2,119,628

Amortization
Software	22.09%	(300,032)	(49,898)	9,935	(339,995)
Other	20.00%	(167)	(2,000)	-	(2,167)
Total Amortization		(300,199)	(51,898)	9,935	(342,162)

Net Intangible Assets		1,747,285	30,181	-	1,777,466

Schedule of allocation of goodwill

The Company allocates goodwill to two cash-generating units: GLA and Smiles, and airport operating rights are fully allocated to GLA’s cash-generating unit, as shown below:

	Goodwill GLA	Goodwill Smiles	Airport operation rights
December 31,2019
Intangible assets – book values	325,381	216,921	1,038,900
Intangible assets - book value - UGC	3,615,949	161,669	3.615,949
Intangible assets - value in use	26,543,428	6,061,994	21,373,789

Intangible assets - discount rate	12.20%	12.07%	12.85%
Intangible assets - perpetuity growth rate	3.55%	3.55%	3.53%

December 31,2018
Intangible assets – book values	325,381	216,921	1,038,900
Intangible assets - book value - UGC	(275,500)	602,740	1,038,900
Intangible assets - value in use	23,058,697	7,005,622	15,158,551

Intangible assets - discount rate	14.91%	16.95%	13.94%
Intangible assets - perpetuity growth rate	3.50%	3.50%	3.50%